Earnings Per Share - Basic and Diluted Earnings Per Share (Parenthetical) (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Anti-dilutive stock options outstanding	21.3	2.9	2.7